Capital Structure, Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 10, 2024	Apr. 10, 2024	Jan. 10, 2024	Jun. 30, 2024	Jun. 30, 2023	May 23, 2024	Feb. 19, 2024
Dividends [Abstract]
Dividends declared				$ 1,327	$ 1,334
Regular Quarterly Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared				May 23, 2024
Dividend payable (in dollars per share)						$ 0.075
Dividend payable, date of payment				Jul. 10, 2024
Dividend payable, date of record				Jun. 25, 2024
Regular Quarterly Dividend for Q1-2024 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividends paid	$ 676
Regular Quarterly Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared				Feb. 19, 2024
Dividend payable (in dollars per share)							$ 0.075
Dividend payable, date of payment				Apr. 10, 2024
Dividend payable, date of record				Mar. 22, 2024
Dividends paid		$ 651
Regular Quarterly Dividend for Q3-2023 [Member]
Dividends [Abstract]
Dividend payable (in dollars per share)			$ 0.075
Dividend payable, date of payment				Jan. 10, 2024
Dividend payable, date of record				Dec. 22, 2023
Dividends paid			$ 652